Equity and Stock-Based Compensation	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity and Stock-Based Compensation

6. EQUITY AND STOCK-BASED COMPENSATION

Common Stock

Authorized share capital consists of unlimited common shares with no par value.

On September 15, 2014, the Company completed a private placement of 10,281,250 units at a price of USD $0.16 per unit raising gross proceeds of $1,645,000 (net proceeds of $1,444,274). Each unit consisted of one common share and one common share purchase warrant. Each warrant entitled the holder to acquire one common share at an exercise price of USD $0.25 until September 15, 2017. Management determined the warrants to have a fair value of $0.12 per warrant and accordingly, $1,034,209 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

On December 14, 2015, the Company completed a private placement of 15,500,000 units at a price of USD $0.05 per unit raising gross proceeds of $775,000 (net proceeds of $713,000). Each unit consisted of one common share and 0.5 common share purchase warrant. Each warrant entitled the holder to acquire one common share at an exercise price of USD $0.10 until December 14, 2017. Management determined the warrants to have a fair value of $0.015 per warrant and accordingly, $176,169 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

A relative fair value calculation was used to determine the carrying value of the warrants. The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.58% to 0.97%
Expected life in years	2 -3 years
Expected volatility	98.96 to 146.6%

The Company uses the contract life as its expected life in years. Volatility is calculated based on actual weekly trading history of the Company’s common stock. The risk-free rate is based on the daily yield curve of U.S. treasury bills.

Common stock issuable

Prior to March 31, 2015, the company received funds for common shares in the amount of $1,561,000 (net of fees) as part of a future private placement occurring on May 12, 2015. All shares were issued as of March 31, 2016.

Stock Purchase Warrants

The Company had stock purchase warrants outstanding as of March 31, 2016 and 2015 as follows:

				March 31, 2016	March 31, 2015
Year of issue	Exercise Price		Expiration	Underlying Shares	Underlying Shares
2011		$0.50	4/24/2015	—	2,449,997
2011		$0.30	2/24/2016	—	3,745,000
2013		$0.20	6/8/2016	18,367,263	18,367,263
2013		$0.20	6/21/2016	22,200,000	22,200,000
2013		$0.20	9/21/2015	—	22,196,795
2013		$0.20	1/14/2016	—	13,056,997
2014		$0.30	12/18/2016	8,336,400	8,336,400
2014		$0.30	3/7/2017	4,644,400	4,644,400
2015 2016	$ $	0.25 0.10	9/15/2017 12/14/2017	10,281,250 7,750,000	10,281,250 —

				71,579,313	105,278,102

Warrant Modifications

During the year ended March 31, 2016, the Company extended the expiration date of certain outstanding stock warrants, originally issued in FY 2013 as part of a private placement offering. Given the Company’s no par value, such modifications require an allocation between common stock and additional paid in capital for the change in the relative fair value of the original warrant. The relative fair value of the modified warrants were estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.57% to 0.58%
Expected life in years	4 years
Expected volatility	205.5% to 212.7%

The Company uses the modified contract life as its expected life in years. Volatility is calculated based on actual weekly trading history of the Company’s common stock. The risk-free rate is based on the daily yield curve of U.S. treasury bills.

Stock Options

The Company may grant stock options to directors, senior officers and service providers by resolution of the Board of Directors. The exercise price will reflect the market price of the Company’s stock on the date of the grant. The maximum number of stock options outstanding under the stock option plan is limited 10% of issued shares.

The Company measures the cost of stock option awards based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. The Company recognizes stock-based compensation expense over the vesting periods of the awards, adjusted for estimated forfeitures. The stock-based compensation cost that was incurred by the Company was $183,410, $0, and $94,801 for the years ended March 31, 2016, 2015 and 2014, respectively.

On December 20, 2015, the Company granted incentive stock options to the directors and officers of the Company to purchase an aggregate of 10,100,000 common shares. The options are exercisable at a price of $0.057 per common share and expire five years from the date of the grant and vest immediately. A summary of the Plan for the years ended March 31, 2016, 2015 and 2014 with changes therein are presented below:

	Option Shares #	Weighted average exercise price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding, April 1, 2013	8,525,000	$0.20	3.0	$243, 875
Granted	—	—
Exercised	—	—
Cancelled/Expired	(270,000)	0.20

Outstanding, March 31, 2014	8,255,000	0.20	2.0	$—
Granted	—	—
Exercised	—	—
Cancelled/Expired	—	—

Outstanding, March 31, 2015	8,255,000	0.20	1.0
Granted	10,100,000	0.06	4.75 years	$—
Exercised	—	—
Cancelled/Expired	(8,255,000)	0.20

Outstanding, March, 31, 2016	10,100,000	$0.06	4.75 years	$—

Exercisable, March 31, 2016	10,100,000

The weighted average fair value of the option grants were $.018 per share. The option grants were estimated on the date of grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	2.5 years
Risk free interest rate	1.12%
Expected volatility	106.03%

The Company estimates the expected term using the “simplified-method” as it does not have sufficient historical exercise data to provide a reasonable estimate. Volatility is calculated based on actual weekly trading history of the Company’s common stock. The risk-free rate is based on the daily yield curve of U.S. treasury bills. No income tax benefit was recognized in the Company’s consolidated statements of operations and comprehensive loss for stock-based compensation arrangements due to the Company’s net loss position.